Property and Equipment, Net - Depreciation expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 5.7	¥ 11.4	¥ 21.1